Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the "Company") consist of two segments: natural gas operations ("Southwest" or the "natural gas operations" segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. The public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. ("NPL" or the "construction services" segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning ("HVAC") technology and products. NPL has a

65 % interest in the entity (IntelliChoice Energy, "ICE") and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.     The Company follows generally accepted accounting principles in the United States ("U.S. GAAP") in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and the commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

For regulatory and financial reporting purposes, investment tax credits ("ITC") related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission's ("SEC") position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the amount of natural gas distributed, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including franchise fees, sales and use taxes, and surcharges. These taxes are not included in gas operating revenues, except for certain franchise fees in California operating jurisdictions which are not significant. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.     Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest's operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction ("AFUDC").    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Included in the table above is the change in cash surrender values of company-owned life insurance ("COLI") policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work.

Earnings Per Share.     Basic earnings per share ("EPS") are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term "Earnings Per Share" refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062

Out-of-Period Adjustment.    In September 2011, the Company identified an isolated error in a regulatory deferral mechanism that overstated revenues by $3.7 million for periods prior to the third quarter of 2011. Management concluded the error was not material to any individual prior interim or annual period (or to the current annual period) and, therefore, the error was corrected during the third quarter of 2011. The effect was a decrease in revenues and regulatory assets of $ 3.7  million, of which $2.9 million pertains to years prior to 2011.

Recently Issued Accounting Standards Updates.    In May 2011, the Financial Accounting Standards Board ("FASB") issued the update "Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The amended guidance includes several new fair value disclosure requirements, including, among other things, information about transfers between Level 1 and Level 2 of the fair value hierarchy, enhanced information about valuation techniques and unobservable inputs used in Level 3 fair value measurements, and a narrative description of Level 3 measurements' sensitivity to changes in unobservable inputs. For the Company, the update is effective prospectively beginning January 2012. The adoption of the update is not expected to significantly impact the disclosures of the Company.

In June 2011, The FASB issued the update "Comprehensive Income (Topic 220) Presentation of Comprehensive Income" which eliminates the current option to report the components of other comprehensive income in the statement of changes in equity. An entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in one continuous statement of comprehensive income or in two separate but consecutive statements. The update includes no changes to the components that are recognized in net income or other comprehensive income under current U.S. GAAP. In December 2011, the FASB issued the update "Comprehensive Income (Topic 220) Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" to defer the requirement in the previous update to present reclassifications out of accumulated other comprehensive income separately in the income statement. The Company chose to present two separate but consecutive statements and to adopt the update as of December 31, 2011, as permitted.

In September 2011, the FASB issued the update "Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment." The update is intended to simplify how entities test goodwill for impairment. The update permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350 "Intangibles – Goodwill and Other." The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The Company chose to adopt the update as of December 31, 2011 as permitted. The update did not have an impact on the Company's financial position or results of operations.

In December 2011, the FASB issued the update "Balance Sheet (Topic 210)." The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity's financial statements to understand the effect of those arrangements on the entity's financial position. The Company will adopt this update, as required, on January 1, 2013 for interim and annual reporting periods. All disclosures are required to be provided retrospectively for all periods presented. This update is not expected to have a material impact on the Company's disclosures.

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued and has made appropriate disclosures.